Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventories
Inventories consisted of the following (in thousands):

	June 30, 2014	December 31, 2013
Raw materials	$6,043	$4,669
Work in progress	14,045	21,341
Finished goods and in-transit	86,737	104,664
Total	106,825	130,674
Less reserves	(5,307)	(4,201)
Total inventory, net	$101,518	$126,473

Inventories consisted of the following as of December 31 (in thousands):

	2013	2012
Raw materials	$4,669	$4,076
Work in process	21,341	21,376
Finished goods and in-transit	104,664	87,814
Total	130,674	113,266
Less reserves	(4,201)	(5,287)
	$126,473	$107,979